EARNING PER SHARE (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator in Earnings Per Share
The components of the numerator for the calculation of basic EPS and diluted EPS for net (loss) income from continuing operations, net (loss) income from discontinued operations and net (loss) income are as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2013	2012	2013	2012
Net (loss) income from continuing operations	(628)	(3,484)	(1,054)	2,890
Net (loss) income from discontinued operations	(356)	202	(6,868)	962
Net (loss) income	(984)	(3,282)	(7,922)	3,852

Schedule of Calculation of Denominator in Earnings Per Share
The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2013	2012	2013	2012
Weighted average number of shares outstanding - basic	24,472	24,430	24,467	24,428
Weighted average number of shares outstanding - diluted	24,472	24,430	24,467	24,560